Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth information concerning the compensation of our principal executive officer (“PEO”) and other named executive officers (“NEOs”) for each of the fiscal years ended December 31, 2023, 2022 and 2021, and our financial performance for each such fiscal year, as computed in accordance with SEC rules, followed by a table reconciling the compensation disclosed in the Summary Compensation Table (“SCT”), and the compensation required to be disclosed as CAP:

					Value of initial fixed $100 investment based on:

Year (1)	Summary Compensation Table total for PEO ($)	Compensation actually paid to PEO ($)	Average summary compensation table total for non-PEO named executive officers ($)	Average compensation actually paid to non-PEO named executive officers ($)	Total shareholder return ($)	Peer group total shareholder return ($)	Net Income	Return on average tangible common equity

2023	1,702,023	1,514,837	627,155	579,068	83.97	103.08	37,397,102	10.37%

2022	1,330,999	1,340,988	419,119	403,929	97.07	94.33	54,805,501	14.54%

2021	1,148,556	1,270,146	426,716	436,724	149.57	140.94	29,319,501	11.68%

(1)	The PEO in 2023, 2022, and 2021 was Rory G. Ritrievi.

(2)
The
non-PEO
NEOs were Messrs. Micklewright, Webb, Paese and Ms. Johnson for 2023, Messrs. Micklewright, Webb, Holt and Paese and Ms. Johnson for 2022, and Messrs. Micklewright, Webb, Peduzzi, and Holt and Ms. Joan E. Dickinson for 2021.

(3)
The peer group used are the peers identified by our compensation consultants, Newcleus Compensation Advisors. Peer Group Total Shareholder Return for 2023, 2022, and 2021 for the former peer group was $99.45, $94.01, and $141.09 respectively.

Company Selected Measure Name	Return on average tangible common equity
Named Executive Officers, Footnote
(2)
The
non-PEO
NEOs were Messrs. Micklewright, Webb, Paese and Ms. Johnson for 2023, Messrs. Micklewright, Webb, Holt and Paese and Ms. Johnson for 2022, and Messrs. Micklewright, Webb, Peduzzi, and Holt and Ms. Joan E. Dickinson for 2021.

Peer Group Issuers, Footnote
(3)
The peer group used are the peers identified by our compensation consultants, Newcleus Compensation Advisors. Peer Group Total Shareholder Return for 2023, 2022, and 2021 for the former peer group was $99.45, $94.01, and $141.09 respectively.

PEO Total Compensation Amount	$ 1,702,023	$ 1,330,999	$ 1,148,556
PEO Actually Paid Compensation Amount	$ 1,514,837	1,340,988	1,270,146
Adjustment To PEO Compensation, Footnote
The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above.

	PEO			Non-PEO Named Executive Officers

Year	2023	2022	2021	2023	2022 (1)	2021

Summary Compensation Table Total Compensation	$1,702,023	$1,330,999	$1,148,556	$627,155	$419,119	$426,716

Less Grant Date Fair Value of Stock Awards in Fiscal Year	400,003	225,006	200,004	34,503	51,826	17,475

Add Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years and Fiscal Year	212,817	234,995	321,594	(13,584)	36,636	27,483

Compensation Actually Paid	1,514,837	1,340,988	1,270,146	579,068	403,929	436,724

(1)	The CAP for 2022 was materially impacted by the fact that Mr. Holt and Ms. Johnson each served as Chief Financial Officer for a partial year.

Non-PEO NEO Average Total Compensation Amount	$ 627,155	419,119	426,716
Non-PEO NEO Average Compensation Actually Paid Amount	$ 579,068	403,929	436,724
Adjustment to Non-PEO NEO Compensation Footnote
The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above.

	PEO			Non-PEO Named Executive Officers

Year	2023	2022	2021	2023	2022 (1)	2021

Summary Compensation Table Total Compensation	$1,702,023	$1,330,999	$1,148,556	$627,155	$419,119	$426,716

Less Grant Date Fair Value of Stock Awards in Fiscal Year	400,003	225,006	200,004	34,503	51,826	17,475

Add Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years and Fiscal Year	212,817	234,995	321,594	(13,584)	36,636	27,483

Compensation Actually Paid	1,514,837	1,340,988	1,270,146	579,068	403,929	436,724

(1)	The CAP for 2022 was materially impacted by the fact that Mr. Holt and Ms. Johnson each served as Chief Financial Officer for a partial year.

Compensation Actually Paid vs. Total Shareholder Return
The following graph illustrates the relationship between compensation actually paid to the Corporation’s PEO and, on average, its other NEOs, and the Corporation’s total shareholder return and that of our peer group:

Compensation Actually Paid vs. Net Income
The following graph illustrates the relationship between the compensation actually paid to the Corporation’s PEO and, on average, its other NEOs, and net income, as well as the Corporation’s net income:

Compensation Actually Paid vs. Company Selected Measure
The following graph illustrates the relationship between the compensation actually paid to the Corporation’s PEO and, on average, its other NEOs, and net income, as well as the Corporation’s return on average tangible common equity:

Total Shareholder Return Vs Peer Group
The following graph illustrates the relationship between compensation actually paid to the Corporation’s PEO and, on average, its other NEOs, and the Corporation’s total shareholder return and that of our peer group:

Tabular List, Table
Tabular List of Performance Measures
The following table presents an unranked list of financial performance measures the Compensation Committee considers to be most important in determining the compensation of the Corporation’s named executive officers. As described in greater detail in the section titled “Compensation Discussion & Analysis” beginning on page __ above, the Corporation’s objective in designing its compensation program is to align executive compensation with the Corporation’s long-term growth and sustained earnings objectives of the Corporation’s shareholders, while attracting, retaining and motivating highly-qualified executives, and balancing both the risks and rewards of the program. Because the Corporation’s compensation program generally seeks to incentivize long-term performance, the Compensation Committee does not specifically seek to align the Corporation’s performance measures with Compensation Actually Paid (as defined by SEC rules) for a particular year.
Performance Metrics
Net Interest Margin
Return on average assets
Return on average tangible common equity
Efficiency ratio
Asset quality ratio
Organic loan growth
Total shareholder return

Total Shareholder Return Amount	$ 83.97	97.07	149.57
Peer Group Total Shareholder Return Amount	103.08	94.33	140.94
Net Income (Loss)	$ 37,397,102	$ 54,805,501	$ 29,319,501
Company Selected Measure Amount	0.1037	0.1454	0.1168
PEO Name	Rory G. Ritrievi
Measure:: 1
Pay vs Performance Disclosure
Name	Net Interest Margin
Measure:: 2
Pay vs Performance Disclosure
Name	Return on average assets
Measure:: 3
Pay vs Performance Disclosure
Name	Return on average tangible common equity
Measure:: 4
Pay vs Performance Disclosure
Name	Efficiency ratio
Measure:: 5
Pay vs Performance Disclosure
Name	Asset quality ratio
Measure:: 6
Pay vs Performance Disclosure
Name	Organic loan growth
Measure:: 7
Pay vs Performance Disclosure
Name	Total shareholder return
PEO | Grant Date Fair Value of Stock Awards in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (400,003)	$ (225,006)	$ (200,004)
PEO | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years and Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	212,817	234,995	321,594
Non-PEO NEO | Grant Date Fair Value of Stock Awards in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,503)	(51,826)	(17,475)
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years and Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,584)	$ 36,636	$ 27,483